1 ORGANIZATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

NOTE 1 - ORGANIZATION

BUSINESS

800 Commerce, Inc. (the “Company” or “800 Commerce”) was formed in the State of Florida on February 10, 2012. The Company is an e-commerce marketing company that currently provides merchant payment processing services, and is developing lead generation services that identify and qualify buyers and match them to markets and services. Our suite of services and technologies will seek to enable merchants, brands and content owners to market and communicate with customers through wireless applications and online directories.